Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has two operating segments, which are graphite anode business and peer-to-peer knowledge sharing and enterprise business, and therefore two reportable segments as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the six months ended June 30,
REVENUES, NET	2024	2023
Graphite anode business	$21,561,285	$20,467,706
Peer-to-peer knowledge sharing and enterprise business	721,886	240,785
Member services	-	11,535
Enterprise services
-Comprehensive tailored services	-	672
-Consulting services	665,552	198,833
Online services	-	-
Other revenues	56,334	29,745
Revenues, net	$22,283,171	$20,708,491

	For the six months ended June 30,
COST OF REVENUES	2024	2023
Graphite anode business	$21,984,752	$19,871,938
Peer-to-peer knowledge sharing and enterprise business	281,030	217,226
Member services	-	-
Enterprise services
-Comprehensive tailored services	-	-
-Consulting services	281,030	82,053
Online services	-	117,942
Other revenues	-	17,231
Cost of revenues	$22,265,782	$20,089,164

	For the six months ended June 30,
GROSS PROFIT	2024	2023
Graphite anode business	$(423,467)	$595,768
Peer-to-peer knowledge sharing and enterprise business	440,856	23,559
Member services	-	11,535
Enterprise services
-Comprehensive tailored services	-	672
-Consulting services	384,522	116,780
Online services	-	(117,942)
Other revenues	56,334	12,514
Gross profit	$17,389	$619,327